Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	6,040,000	5,050,000
Common stock, shares outstanding	6,040,000	5,050,000